Inventory - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory
Inventory recognized in cost of sales	$ 3,610	$ 1,756
Decrease in Inventory provision	2	$ 26
Inventory writedown charged to Cost of sales	$ 0